Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2024	Oct. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	490,000,000	490,000,000
Common stock, shares issued	3,203,068	1,552,328
Common stock, shares outstanding	3,203,068	1,552,328